Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Series A Warrants [Member]	Feb. 24, 2014 Series A Warrants [Member] Placement Agent Agreement [Member]	Mar. 31, 2014 Series A Warrants [Member] Placement Agent Agreement [Member]	Nov. 30, 2010 Novavision [Member]	Jan. 04, 2012 Sight Science Limited [Member]	Dec. 31, 2013 Software [Member]
Accounting Policies Textual [Abstract]
Finite-lived intangible asset, useful life										5 years
Software development costs	$ 8,171							$ 540,000	$ 363,472
Research and development	15,356	31,350	53,451	126,042
Capitalized software development cost	29,633	0	97,643
Capitalized software development cost additions	21,463
Total capitalized value	$ 119,106
Shares issued during period					1,130,621	324,805	2,062,108